New Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
New Accounting Pronouncements
New Accounting Pronouncements

43.   New Accounting Pronouncements:

The following is a summary of new standards, interpretations and improvements to the International Financial Reporting Standards issued by the International Accounting Standards Board (IASB) that are  not yet effective as of December 31, 2017:

IFRS 9 — Financial Instruments

In July 2014, the IASB issued a complete and final version of IFRS 9, which replaced the guidance in IAS 39. IFRS 9 combines all three aspects of the accounting for financial instruments project: (i) the classification and measurement of financial assets and financial liabilities, (ii) the impairment of financial assets, and (iii) general hedge accounting. As a result of IFRS 9, amendments have been made to IFRS 7 Financial Instruments: Disclosures, requiring additional qualitative and quantitative disclosures that must be adopted at the same time as IFRS 9.

IFRS 9 is effective for annual periods beginning on or after January 1, 2018 with early application permitted.

In accordance with the Chilean legislation, Banco de Chile has to elaborate its Statutory Financial Statements under the standards and norms issued by the Chilean Superintendency of Banks and Financial Institutions (“SBIF”)  and based on these financial statements, which are also reported to the Corporate Governance and analyzed and reviewed by the “Chief Operating Decision Maker”, the Bank has to determine the legal minimum dividend as well as to propose the distribution of dividend to its shareholders.

The application of IFRS 9 has not yet been approved by the SBIF, and some local standards and norms differ from IFRS in certain aspects. Nevertheless, Banco de Chile as issuer of Equity Securities listed on the New York Stock Exchange, complies with the application of all IFRS standards in order to elaborate its annual 20-F Report and meet the requirements of the Securities and Exchange Commission (SEC). This annual Report, will fully apply the impacts of the adoption of IFRS 9 as of December 31, 2018 (to be issued approximately on April 2019).

The standard is required to be applied retrospectively, with certain exceptions. The Bank and subsidiaries plan to adopt the new standard on the required effective date, and will not restate comparative information, as permitted. Differences in the carrying amounts of financial instruments resulting from the adoption of IFRS 9 will be recognized in the opening January 1, 2018 appropriate equity accounts (Retained earnings and Reserve accounts) as if the Bank and subsidiaries always followed the new requirements.

In the third quarter of 2016, the Bank and subsidiaries conducted an impact assessment of all three aspects of IFRS 9. This assessment was based on information available at that time and may be subject to changes arising from new information being made available to the Bank and subsidiaries on January 1, 2018, when the Bank and subsidiaries transitioned to IFRS 9.

Since 2017, the Bank and subsidiaries are working on developing technological and other solutions to address the needs created by the new IFRS 9 standard, such as models and procedures to capture expected credit losses (ECL), Solely Payments of Principal and Interest (SPPI) testing and business model assessment, among others.

Transition impact

The primary impact of adopting IFRS 9 compared to IAS 39 is attributable to increases in the allowance for credit losses under the new impairment requirements. The Bank and subsidiaries continue to develop and validate certain aspects of the impairment process, which may change the actual impact on adoption.

The adoption of IFRS 9 is also expected to result in differences in the classification of financial assets when compared to the classification under IAS 39. Nevertheless, the Bank and subsidiaries expect these reclassifications will have no significant impact on equity.

In addition, as permitted by IFRS 9, the Bank and subsidiaries have elected to continue to apply the IAS 39 hedge accounting requirements and will comply with the revised hedge accounting disclosures as required by the related amendments to IFRS 7 Financial Instruments: Disclosures.

As of December 31, 2017 the Bank and subsidiaries have been able to estimate the transitioning impact on ECL for certain portfolios of financial assets and contingent commitments affected by the standard. These portfolios are comprised of wholesale and retail financial assets which represent 71.5% of the whole portfolio of financial assets to be impacted by the ECL model as of December 31, 2017.

With respect to the portfolios mentioned above, the Bank and subsidiaries’ best estimate of the transitioning impact to IFRS 9 regarding ECL as of January 1, 2018, is a decrease in equity (after taxes) of approximately MCh$27,409, which also includes the analysis for contingent commitments (financial guaranties, letters of credit and undrawn commitments).

For the remaining 28.5% of financial assets to be impacted by the ECL model, the Bank and subsidiaries are still working on implementing the new methodologies and models.

Classification and measurement

The standard requires the Bank and subsidiaries to consider two criteria when determining the measurement basis for debt instruments held as financial assets: 1) its business model for managing those financial assets, and 2) the cash flow characteristics of the assets (SPPI test).

The IFRS 9 classification and measurement model requires that all debt instrument financial assets that do not meet an SPPI test, including those that contain embedded derivatives, be classified at initial recognition as fair value through profit or loss (FVTPL). The intent of the SPPI test is to ensure that debt instruments that contain non-basic lending features, such as conversion options and equity linked pay-outs, are measured at FVTPL. Subsequent measurement of instruments classified as FVTPL under IFRS 9 operates in a similar manner to trading under IAS 39.

For debt instruments held as financial assets that meet the SPPI test, classification at initial recognition will be determined based on the business model under which these instruments are managed:

•	Debt instruments that are managed on a “held to collect” basis will be classified as amortized cost;
•	Debt instruments that are managed on a “held for trading” or “fair value” basis will be classified as FVTPL;
•	Debt instruments that are managed on a “held to collect and sale” basis will be classified as fair value through OCI (FVOCI).

Subsequent measurement of instruments classified at FVOCI and amortized cost classifications under IFRS 9 operate in a similar manner to Available-For-Sale (AFS) for debt securities and loans and receivables, respectively, under existing IAS 39, except for the impairment provisions that are discussed below.

For those debt instrument financial assets that would otherwise be classified as FVOCI or amortized cost, an irrevocable designation can be made at initial recognition to instead measure the debt instrument at FVTPL under the Fair Value Option (FVO) if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

All equity instrument financial assets are required to be classified at initial recognition as FVTPL unless an irrevocable designation is made to classify the instrument as FVOCI for equities. Unlike AFS for equity securities under IAS 39, the FVOCI for equities category results in all realized and unrealized gains and losses being recognized in OCI with no recycling to profit and loss. Only dividends will continue to be recognized in profit and loss.

The classification and measurement of the Bank and subsidiaries’ financial liabilities will remain essentially unchanged from the current IAS 39 requirements. This is due to the Bank and subsidiaries’ decision not to apply IFRS 9’s Fair Value Option.

The Bank and subsidiaries analyzed the contractual cash flow characteristics of its instruments under IFRS 9 as well as defined its business models, and as a result observes the following:

Loans as well as trade receivables, not classified as trading, are held to collect contractual cash flows and are expected to give rise to cash flows representing solely payments of principal and interest. Therefore, the Bank and subsidiaries’ conclusion is that they meet the criteria for amortized cost measurement under IFRS 9, hence, reclassification of these instruments is not required.

The Bank expects that there will be no significant impact on equity for those financial assets classified as AFS and FVTPL under IAS 39, as they will maintain its current category in the transition to IFRS 9.

Impairment

The new impairment guidance sets out an Expected Credit Loss (ECL) model applicable to all debt instrument financial assets classified as amortized cost or FVOCI. In addition, the ECL model applies to loan commitments and financial guarantees that are not measured at FVTPL.

Expected Credit Loss Methodology

The application of ECL will significantly change the Bank and subsidiaries’ credit loss methodology and models. ECL allowances represent credit losses that reflect an unbiased and probability-weighted amount which is determined by evaluating a range of possible outcomes, the time value of money and reasonable and supportable information about past events, current conditions and forecasts of future economic conditions (so-called forward-looking elements). ECL allowances will be measured at amounts equal to either: 1) 12-month ECL; or 2) lifetime ECL for those financial instruments which have experienced a significant increase in credit risk (SICR) since initial recognition or when there is objective evidence of impairment.

Stage Migration and Significant Increase in Credit Risk (SICR)

Financial instruments subject to the ECL methodology will be categorized into three stages.

For non-impaired financial instruments:

•

Stage 1 is comprised of all non-impaired financial instruments which have not experienced a SICR since initial recognition. The Bank and subsidiaries will be required to recognize 12 months of ECL for stage 1 financial instruments. In assessing whether credit risk has increased significantly, the Bank and subsidiaries are required to compare the probability of a default (PD) occurring on the financial instrument as at the reporting date, with the risk of a default occurring on the financial instrument as at the date of initial recognition.

•

Stage 2 is comprised of all non-impaired financial instruments which have experienced a SICR since initial recognition. The Bank and subsidiaries will be required to recognize lifetime ECL for stage 2 financial instruments. In subsequent reporting periods, if the credit risk of the financial instrument improves such that there is no longer a SICR since initial recognition, then the Bank and subsidiaries shall revert to recognizing 12 months of ECL.

For impaired financial instruments:

•

Financial instruments are classified as stage 3 when there is objective evidence of impairment as a result of one or more loss events that have occurred after initial recognition with a negative impact on the estimated future cash flows of such assets.

For purchased or originated credit impaired financial assets (POCI), the Bank and subsidiaries will recognize the cumulative changes in the life time ECL since initial recognition in the loss allowance.

Measurement of Expected Credit Losses

ECLs are measured as the probability-weighted present value of expected cash shortfalls over the remaining expected life of the financial instrument. The measurement of ECLs will be based primarily on the product of the instrument’s probability of default (PD), loss given default (LGD), and exposure at default (EAD). In addition, the Bank and subsidiaries’ ECL models rely on a range of forward-looking information as economic inputs such as GDP growth, Central Bank interest rates, and unemployment rates, among others.

Assessment of Significant Increase in Credit Risk

To assess whether the credit risk of a financial instrument has increased significantly, the PD occurring over its expected life as at the reporting date is  compared with the PD occurring over its expected life on the date of initial recognition, and reasonable and supportable information indicative of significant  increases in credit risk since initial recognition is considered. The Bank and subsidiaries, based on their own analysis and assessment, have included thresholds in the definition of significant increase in credit risk depending on the nature of the underlying portfolio of financial assets. On a collective basis those analyzed with 30 days past due are migrated to Stage 2 even if other metrics do not indicate that a significant increase in credit risk has occurred. On the other hand, for financial assets whose increase in credit risk is assessed on an individual basis, the criteria established to determine a significant increase in credit risk will be 60 days past due.

Definition of Default

IFRS 9 does not define default but requires the definition to be consistent with the definition used for internal credit risk management purposes. However, IFRS 9 contains a rebuttable presumption that default does not occur later than when a financial asset is 90 days past due. Under IFRS 9, the Bank and subsidiaries will consider a financial asset  as credit-impaired when one or more events that have a detrimental impact on the estimated future cash  flows of a financial asset have occurred or when contractual payments are 90 days past due. The Bank and subsidiaries’ write-off policy under IFRS 9 is not expected to be materially different from what the Bank and subsidiaries do under IAS 39.

Hedge accounting

IFRS 9 incorporates new hedge accounting rules that intend to align hedge accounting with risk management practices. IFRS 9 includes an accounting policy choice to defer the adoption of IFRS 9 hedge accounting and to continue with IAS 39 hedge accounting. The Bank and subsidiaries have decided to exercise this accounting policy choice. However, the Bank and subsidiaries will implement the revised hedge accounting disclosures that are required by the IFRS 9 related amendments to IFRS 7 Financial Instruments: Disclosures in the 2018 Financial Statements.

IFRS 15 — Revenue from Contracts with Customers

In May 2014 IFRS 15 was issued, which had the purpose of establishing principles that will apply to an entity to present useful information to users of financial statements about the nature, amount, opportunity and uncertainty of income from ordinary activities and cash flows related to a contract with a client.

This new standard replaced the following current standard and interpretations: IAS 18 — Revenue, IAS 11 — Construction contracts, IFRIC 13 — Customer Loyalty Programs, IFRIC 15 — Agreements for the Construction of Real State, IFRIC 18 — Transfers of Assets from Customers and SIC 31 — Revenue: Barter Transactions involving.

The new model will apply to all contracts with customers, except those that are inside to the scope of the others IFRS, such as leases, insurance contracts and financial instruments.

On April 12, 2016, IASB issued amendments to IFRS 15, clarifying requirements and providing a temporary relief to companies that are implementing the new standard. In short the amendments clarify how to:

•	Identify a performance obligation (the promise to transfer a good or service to a customer) in a contract;
•	Determine whether a company is the principal (the provider of a good or service) or an agent (the organization responsible for the good or service provided); and
•	Determine whether the product of a license must be recognized at a point in time or over time.

The date of application of this new standard is January 1, 2018.

Based on the evaluation conducted, in addition to providing more extensive disclosures about the Bank’s and subsidiaries’ income transactions, it is estimated that the application of IFRS 15 will not have an impact on the financial condition or results of operations. Banco de Chile and its subsidiaries will choose to apply the modified transition approach.

IFRS 16 — Leases

In January 2016, IFRS 16 was issued to establish principles for the recognition, measurement, presentation and disclosure of lease contracts, for both lessee and lessor.

As it relates to the lessor, this new rule is no different than the previous rule, IAS 17 — Leases, related to the accounting treatment for the lessor.  However, related to the lessee, the new rule requires recognition of the assets and liabilities, and so eliminates the differences between financial and operating leases.

The effective date of application is January 1, 2019.  Early adoption is permitted but, only if IFRS 15 is also applied.

Banco de Chile and its subsidiaries will not have a material impact due to the adoption of this standard.

IAS 28 — Investments in Associates and Join Venture and IFRS 10 - Consolidated Financial Statements

In September 2014, the IASB issued this amendment, which clarified the scope of recognized gains and losses in a transaction involving an associate or joint venture, and this depends on whether the asset sold or contribution is a business. Therefore, IASB concluded that all of the profit or loss should be recognized against loss of control of a business. Likewise, gains or losses resulting from the sale or contribution of a subsidiary that is not a business (definition of IFRS 3) to an associate or joint venture should be recognized only to the extent of unrelated interests in the associate or joint venture.

On December 17, 2015 the IASB published final amendments to “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”. The amendments defer the effective date of the September 2014 amendments to these standards indefinitely until the research project on the equity method has been concluded.

This amendment will not impact the financial statements of Banco de Chile and its subsidiaries.

IFRS 2 — Share-based payments

In June 2016, the IASB made amendments to IFRS 2 related to the classification and measurement of transactions of share-based payments.

The amendments address the following areas:

•	Compliance conditions when share-based payments are settled in cash.
•	Classification of share-based transactions, net of withholding of income tax.
•	Accounting for changes made to the terms of the contracts which modify the classification of cash-settled payments or settled in equity shares.

The date of application of these amendments is January 1, 2018.

These amendments will not impact the Consolidated Financial Statements of Banco de Chile and its subsidiaries as they do not offer these types of compensation.

IAS 28 — Investments in associates and joint ventures.

In December 2016, the IASB issued the Annual Improvements to IFRS Cycle 2014-2016, which included the amendment to IAS 28. This amendment clarified that a venture capital organization or a mutual fund, investment trust and similar entities may choose to account for their investments in joint ventures and associates at fair value or using the equity method. The amendment also makes it clear that the method chosen for each investment should be made at the initial time.

The date of application of these amendments is from January 1, 2018.

This change has no impact on the Consolidated Financial Statements of Banco de Chile and its subsidiaries.

IAS 40 — Investment Property.

IAS 40 requires that an asset be transferred to (or from), investment property only when there is a change in its use.

The amendment, issued in December 2016, clarifies that a change in management’s intentions for the use of a property does not provide, in isolation, evidence of a change in its use. An entity must, therefore, have taken observable actions to support such a change.

The date of application of these amendments is from January 1, 2018.

This change has no impact on the Consolidated Financial Statements of Banco de Chile and its subsidiaries.

IFRIC 22 — Foreign Currency Transactions and Advance Consideration.

In December 2016, the IASB issued Interpretation IFRIC 22 “Foreign Currency Transactions and Advance Consideration”.

This Interpretation applies to a foreign currency transaction when an entity recognizes a non-financial asset or non-financial liability arising from the payment or collection of an early consideration before the entity recognizes the related asset, expense or income.

The IFRIC specifies that at the date of the transaction for the purpose of determining the exchange rate to be used in the initial recognition of the related asset, expense or income, it is the date on which the entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or collection of the anticipated consideration. That is, the related income, expenses or assets should not be re-evaluated with changes in the exchange rates between the date of the initial recognition of the early consideration and the date of recognition of the transaction to which said consideration relates.

The date of application of these amendments is from January 1, 2018.

This interpretation has no impact on the Consolidated Financial Statements of Banco de Chile and its subsidiaries.

IFRIC 23 - Uncertainty over Income Tax Treatments.

In June 2017, the IASB published IFRIC 23, Uncertainty over Income Tax Treatments, developed by the IFRS Interpretations Committee. This interpretation indicates what disclosures should be made when there is uncertainty about the treatment followed by the entity to determine the income tax payable.

When it is not clear how the tax law applies to a particular transaction or circumstance, or if a tax authority accepts the tax treatment of an entity. IAS 12 Income Taxes specifies how to account for current and deferred tax, but not how to reflect the effects of uncertainty. IFRIC 23 provides requirements in addition to the requirements of IAS 12 specifying how to reflect the effects of uncertainty in the accounting of income taxes.

The date of application of this interpretation is from January 1, 2019.

The Bank and its subsidiaries are evaluating the impact of this amendment.

IAS 28 — Investments in associates and joint ventures and IFRS 9 Financial instruments.

In October 2017, the IASB published the amendments to IFRS 9 Financial Instruments and IAS 28 Investments in Associated Entities and Joint Ventures.

The amendments to IFRS 9 allow entities to measure financial assets, prepaid with negative compensation at amortized cost or fair value, through other comprehensive income if a specific condition is met, instead of at fair value with effect on results.

Regarding IAS 28, the amendments clarify that entities must account for long-term results in an associate or joint venture, to which the equity method is not applied, using IFRS 9.

The IASB also released an example that illustrates how companies should apply the requirements of IFRS 9 and IAS 28 to long-term interests in an associated entity or joint venture.

The date of application of these amendments is January 1, 2019.

This modification has no impact on the Consolidated Financial Statements of Banco de Chile and its subsidiaries.

Annual improvements IFRS 2015-2017 cycle:

In December 2017, the IASB issued the Annual Improvements to IFRS Cycle 2015-2017, which includes amendments to the following regulations:

IFRS 3 — Business Combinations. Interests previously held in a joint operation.

The amendment provides additional guidance for applying the procurement method to particular types of business combinations.

The amendment states that when a party to a joint arrangement obtains control of a business, which is a joint arrangement and had rights over the assets and liabilities, for the liabilities related to this joint arrangement, immediately before the acquisition date, the transaction it is a business combination achieved in stages.

Therefore, the acquirer will apply the requirements for a business combination achieved in stages, including re-measuring its previously held interest in the joint operation. By doing so, the acquirer will re-measure its total value that it previously had in the joint operation.

The date of application of this amendment is January 1, 2019. Early adoption is permitted.

The Bank and its subsidiaries are evaluating the impact of this amendment.

IFRS 11 — Joint Agreements.

The amendments to IFRS 11 relate to the accounting for acquisitions of interests in Joint Agreements.

The amendment establishes that a party that participates, but does not have control, in a joint agreement, can obtain control of the joint agreement. Given the above, the activity of the joint agreement would constitute a Business Combination as defined in IFRS 3, in such cases; the interests previously held in the joint agreement are not remeasured.

The date of application of these amendments is January 1, 2019. Early adoption is permitted.

The Bank is evaluating the impact of this amendment

IAS 23 — Costs for loans. Costs for loans that can be capitalized.

The amendment to the standard is intended to clarify that, when an asset is available for use or sale, an entity will treat any outstanding loan taken specifically to obtain that asset, as part of the funds it has taken as current loans.

The date of application of these amendments is January 1, 2019. Early adoption is permitted.

This modification has no impact on the Consolidated Financial Statements of Banco de Chile and its subsidiaries.